Property, plant and equipment	12 Months Ended
Mar. 31, 2019
Disclosure of property, plant and equipments [Abstract]
Disclosure of property, plant and equipment [text block]
5.	Property, plant and equipment

The following table presents the changes in property, plant and equipment during the year ended March 31, 2019

	Cost				Accumulated depreciation				Carrying
Particulars	As at April 1, 2018	Additions	Disposals	As at March 31, 2019	As at April 1, 2018	Depreciation for the year	Deletions	As at March 31, 2019	amount as at March 31, 2019
Building	2,301,987	135,700	-	2,437,687	639,622	83,538	-	723,160	1,714,527
Plant and machinery	12,293,776	1,723,910	73,267	13,944,419	9,017,370	872,318	72,683	9,817,005	4,127,414
Computer equipment	1,407,816	120,371	10,865	1,517,322	1,006,370	189,606	10,805	1,185,171	332,151
Office equipment	601,793	82,636	134	684,295	346,024	79,031	134	424,921	259,374
Furniture and fittings	1,250,834	146,401	9,172	1,388,063	864,935	127,603	9,172	983,366	404,697
Vehicles	9,656	-	-	9,656	6,056	2,400	-	8,456	1,200
Total	17,865,862	2,209,018	93,438	19,981,442	11,880,377	1,354,496	92,794	13,142,079	6,839,363
Add: Construction in progress									1,796,649
Total	17,865,862	2,209,018	93,438	19,981,442	11,880,377	1,354,496	92,794	13,142,079	8,636,012

The following table presents the changes in property, plant and equipment during the year ended March 31, 2018

	Cost				Accumulated depreciation				Carrying
Particulars	As at April 1, 2017	Additions	Disposals	As at March 31, 2018	As at April 1, 2017	Depreciation for the year	Deletions	As at March 31, 2018	amount as at March 31, 2018
Building	2,301,987	-	-	2,301,987	557,439	82,183	-	639,622	1,662,365
Plant and machinery	11,585,120	795,351	86,695	12,293,776	7,864,346	1,174,083	21,059	9,017,370	3,276,406
Computer equipment	1,162,259	251,022	5,465	1,407,816	834,398	177,345	5,373	1,006,370	401,446
Office equipment	496,015	106,953	1,175	601,793	281,432	65,808	1,216	346,024	255,769
Furniture and fittings	1,093,544	157,940	650	1,250,834	753,209	112,623	897	864,935	385,899
Vehicles	9,656	-	-	9,656	3,656	2,400	-	6,056	3,600
Total	16,648,581	1,311,266	93,985	17,865,862	10,294,480	1,614,442	28,545	11,880,377	5,985,485
Add: Construction in progress									1,227,936
Total	16,648,581	1,311,266	93,985	17,865,862	10,294,480	1,614,442	28,545	11,880,377	7,213,421

The following table presents the changes in property, plant and equipment during the year ended March 31, 2017

	Cost				Accumulated depreciation				Carrying
Particulars	As at April 1, 2016	Additions	Disposals	As at March 31, 2017	As at April 1, 2016	Depreciation for the year	Deletions	As at March 31, 2017	amount as at March 31, 2017
Building	2,301,987	-	-	2,301,987	475,256	82,183	-	557,439	1,744,548
Plant and machinery	10,137,059	1,464,523	16,462	11,585,120	6,610,485	1,269,064	15,203	7,864,346	3,720,774
Computer equipment	951,508	217,549	6,798	1,162,259	702,371	138,736	6,709	834,398	327,861
Office equipment	386,702	110,001	688	496,015	228,987	53,127	682	281,432	214,583
Furniture and fittings	1,028,880	68,328	3,664	1,093,544	661,001	95,872	3,664	753,209	340,335
Vehicles	2,456	7,200	-	9,656	2,456	1,200	-	3,656	6,000
Total	14,808,592	1,867,601	27,612	16,648,581	8,680,556	1,640,182	26,258	10,294,480	6,354,101
Add: Construction in progress									267,980
Total	14,808,592	1,867,601	27,612	16,648,581	8,680,556	1,640,182	26,258	10,294,480	6,622,081

Leased assets
The Group’s leased assets include certain buildings, plant and machinery acquired under finance leases. As at March 31, 2019 the net carrying amount of buildings, plant and machinery and vehicles acquired under finance leases is
₹
162,387 (March 31, 2018:
₹
172,704
),
₹
294,133 (March 31, 2018:
₹
375,884
) and
₹
Nil (March 31, 2018:
₹
Nil) respectively. During the year, the Group acquired leased assets of
₹
Nil (March 31, 2018:
₹
69,700
).

In case prepayments are made towards buildings accounted for as finance leases, such prepayments are capitalized as ‘Leasehold Buildings’ (included in buildings) on the commencement of the lease term under the head ‘Property, plant and equipment’ and depreciated in accordance with the depreciation policy for similar owned assets.

Capital Commitments
As of March 31, 2019 and March 31, 2018, the Company had committed to spend approximately
₹
3,157,693
and
₹
1,032,695
respectively, under agreements to purchase property, plant and equipment.

Construction in progress
Amounts paid towards acquisition of property, plant and equipment outstanding at each balance sheet date and the cost of property, plant and equipment that are not ready to be put into use are disclosed under construction-in-progress.

Capitalisation of expenses
The Company has capitalized expenses amounting to
₹
Nil (March 31, 2018:
₹
Nil) which are directly attributable to the construction of building.

Security
As at March 31, 2019 property, plant and equipment with a carrying amount of
₹
6,375,273
(March 31, 2018:
₹
5,428,499
) are subject to a registered charge to secure bank borrowings.